Material accounting policies (Details 5)	12 Months Ended
Dec. 31, 2025
Amendments To I A S 21 [Member]
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Standard	Lack of exchangeability – Amendments to IAS 21
Amendments To IAS 21 [Member]
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Description	In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.The amendments had no impact on the Company’s accounting policies, which remained unchanged in these consolidated financial statements for the year ended December 31, 2025.
Financial Instruments Amendments To IFRS 9 And IFRS 7 [Member]
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Standard	Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7
Description	In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), which:• Clarifies that a financial liability is derecognized on the ‘settlement date’, i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met• Clarified how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features• Clarifies the treatment of non-recourse assets and contractually linked instruments• Requires additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive incomeThe amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Entities can early adopt the amendments that relate to the classification of financial assets plus the related disclosures and apply the other amendments later.The amendments are not expected to have a material impact on the Company’s consolidated financial statements.
Annual Improvements To IFRS Accounting Standards Volume 11 [Member]
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Standard	Annual Improvements to IFRS Accounting Standards - Volume 11
Description	In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards - Volume 11. The following is a summary of the topics subject to amendments from the Annual Improvements to IFRS Accounting Standards - Volume 11:• IFRS 1 First-time Adoption of International Financial Reporting Standards• IFRS 7 Financial Instruments: Disclosures: Gain or Loss on Derecognition• Guidance on implementing IFRS 7 Financial Instruments: Disclosures• IFRS 9 Financial Instruments• IFRS 10 Consolidated Financial Statements• IAS 7 Statement of Cash FlowsThese amendments are effective for annual periods beginning on or after January 1, 2026.The amendments are not expected to have a material impact on the Company’s consolidated financial statements.
Power Purchase Agreements Amendments To IFRS 9 And IFRS 7 [Member]
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Standard	Nature-dependent Electricity Contracts – Amendments to IFRS 9 and IFRS 7
Description	In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7), clarifying the application of the ‘own-use’ requirements; permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Early adoption is permitted, but will need to be disclosed.The amendments are not expected to have a material impact on the Company’s consolidated financial statements.
IFRS 18 Presentation And Disclosure In Financial Statements [Member]
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Standard	IFRS 18 – Presentation and Disclosure in Financial Statements
Description	In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of income, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of income into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.It also requires disclosure of management-defined performance measures, subtotals of income and expenses and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes.In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. Early adoption is permitted and must be disclosed.The Company is currently working to identify all IFRS 18 impacts on the consolidated financial statements.